Prospectus Supplement dated March 20, 1997 to:

                     PUTNAM AMERICAN RENAISSANCE FUND
                    Prospectus dated December 31, 1996

                           PUTNAM BALANCED FUND
                    Prospectus dated December 31, 1996

                      PUTNAM BALANCED RETIREMENT FUND
                   Prospectuses dated February 28, 1997

                     PUTNAM CAPITAL APPRECIATION FUND
               Prospectuses dated September 30, 1996

                  PUTNAM CONVERTIBLE INCOME-GROWTH TRUST
                   Prospectuses dated February 28, 1997

                        PUTNAM FEDERAL INCOME TRUST
                   Prospectuses dated February 28, 1997

                     THE GEORGE PUTNAM FUND OF BOSTON
                   Prospectuses dated November 30, 1996

                   THE PUTNAM FUND FOR GROWTH AND INCOME
                   Prospectuses dated February 28, 1997

                          PUTNAM HIGH YIELD TRUST
                   Prospectuses dated December 30, 1996

                            PUTNAM INCOME FUND
                   Prospectuses dated February 28, 1997

                           PUTNAM INVESTORS FUND
                   Prospectuses dated November 30, 1996

                       PUTNAM NEW OPPORTUNITIES FUND
                    Prospectuses dated October 30, 1996

                           PUTNAM NEW VALUE FUND
                    Prospectus dated December 31, 1996

                    PUTNAM OTC & EMERGING GROWTH FUND
                   Prospectuses dated December 16, 1996

                           PUTNAM RESEARCH FUND
                    Prospectus dated December 31, 1996

                             PUTNAM VISTA FUND
                   Prospectuses dated November 30, 1996

                            PUTNAM VOYAGER FUND
                   Prospectuses dated November 30, 1996

                          PUTNAM VOYAGER FUND II
                       Prospectus dated May 1, 1996




     The section of each Prospectus entitled "Foreign investments" is replaced with the following:

Foreign investments

The fund may invest in securities of foreign issuers that are not actively traded in U.S. markets. These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The fund may engage in a variety of foreign currency exchange transactions in connection with its foreign investments, including transactions involving futures contracts, forward contracts and options.

Investments in foreign securities may subject the fund to other risks as well. For example, there may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above are typically increased in connection with investments in less developed and developing nations, which are sometimes referred to as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, causing instability. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The fund expects that its investments in foreign securities generally will not exceed 20% of its total assets, although the fund's investments in foreign securities may exceed this amount from time to time. Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

For more information about foreign securities and the risks associated with investment in such securities, see the SAI.

                                                  32645 3/97


March 20, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:

Putnam American Renaissance Fund (Reg. No. 33-56339)(811-7237) Putnam Balanced Fund (Reg. No. 33-56339)(811-7237)
Putnam Balanced Retirement Fund (Reg. No. 2-96309)(811-4242) Putnam Capital Appreciation Fund (Reg. No. 33-49583)(811-7061) Putnam Federal Income Trust (Reg. No. 33-3903)(811-4617)
The George Putnam Fund of Boston (Reg. No. 2-10816)(811-58)
The Putnam Fund for Growth and Income (Reg. No. 2-13644)(811-781) Putnam High Yield Trust (Reg. No. 2-60492)(811-2796)
Putnam Income Fund (Reg. No. 2-11147)(811-653)
Putnam Investors Fund (Reg. No. 2-10783)(811-59)
Putnam New Opportunities Fund (Reg. No. 33-35576)(811-6128) Putnam New Value Fund (Reg. No. 33-56339)(811-7237)
Putnam OTC & Emerging Growth Fund (Reg. No. 2-78369)(811-3512) Putnam Research Fund (Reg. No. 33-56339)(811-7237)
Putnam Vista Fund (Reg. No. 2-27664)(811-1561)
Putnam Voyager Fund (Reg. No. 2-29546)(811-1682)
Putnam Voyager II Fund (Reg. No. 33-37527)(811-6203)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the funds, a supplement dated March 20, 1997 to the current
Prospectuses of each fund.

Any questions concerning the supplement should be directed to me at 1-800-225-2465, ext. 11471.

Very truly yours,


Beth F. Marino
Legal Product Specialist
Putnam Investments, Inc.


cc:  Brian McCabe, Esq.